Income Taxes - Schedule of Deferred Tax Assets and Liabilities from Continuing Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Deferred Tax Assets And Liabilities From Continuing Operations Abstract
Net operating loss carryforwards	$ 415,372	$ 365,841
Warranty Chargeback reserves	2,324	1,634
Stock-based compensation	3,637	2,169
Depreciation	645
Lease Liability	2,853	2,677
Unrealized Gains/Losses	795	3,636
Other	4,228	2,213
Total deferred tax assets	429,854	378,170
Less: valuation allowance	(395,293)	(337,871)
Net deferred tax assets	34,561	40,299
Intangible amortization	(26,837)	(33,419)
Depreciation		(121)
Repo Expenses	(5,948)	(4,966)
Right of Use Asset	(1,776)	(1,793)
Net deferred tax liabilities	(34,561)	(40,299)
Net deferred income taxes